Stockholders' (Deficit) Equity (Narrative) (Details)	Sep. 16, 2016	Dec. 28, 2015	Sep. 30, 2016 shares	Jun. 30, 2016 shares	Jun. 30, 2015 shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			300,000,000	300,000,000	300,000,000
Common stock, shares outstanding (in shares)			3,056,353	3,023,753	1,169,156
Common Stock
Class of Stock [Line Items]
Reverse stock split, conversion ratio	0.05	0.001